Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
Note 4: Debt
The components of debt at December 31, 2020 and 2019 are as follows (in thousands):

	As of December 31,
	2020	2019
3.50% Senior Note due 2020	$—	$34,548
4.60% Senior Notes to related party due 2024	45,956	86,371
2.5% Convertible bonds due 2024; early redemption 2022 including accrued interest	—	193,643
2.5% Non-Convertible bonds 2024; early redemption 2022 including accrued interest, net of warrant discount	—	62,490

Total debt	$45,956	$377,052
Less: Short-term debt	—	(34,548)

Total Long-term debt	$45,956	$342,504

Joint Investment Agreement
In 2017, in connection with the acquisition of
DDI-US,
a Joint Investment Agreement was executed by DUG and STIC Special Situation Private Equity Fund. As part of consummating the Joint Investment Agreement, we also entered into a series of additional inter-related multiple element financing agreements with STIC and its wholly-owned special purpose entity (together “STIC”), whereby we issued to STIC, pursuant to a subscription agreement, (i) aggregate principal amount KRW210 billion (US$193 million) of 2.5% Convertible Bonds due 2024 (the “2.5% Convertible Bonds”), unless earlier redeemed or converted into 715,258 common shares at an initial conversion price of KRW293,600 per share, subject to certain adjustments, and (ii) aggregate principal amount of KRW90 billion (US$83 million) 2.5%
Non-
convertible Bonds due 2024 (the “2.5%
Non-convertible
Bonds”) with detachable warrants to purchase 306,539 common shares at an initial exercise price of KRW293,600 (US$270) per share, subject to certain adjustments. We collectively refer to the 2.5% Convertible Bonds and the 2.5%
Non-convertible
Bonds as the “Bonds.” See further discussion of the Bonds and the warrants, below.
These inter-related agreements afforded DUG, STIC, and the Company the following significant obligations, rights and privileges:

•
DUG has committed to take efforts to file an initial registration statement for an initial public offering (“IPO”) for DDI, provided that the expected IPO price generates at least an 8% internal rate of return (“IRR”) to STIC. If such IRR is not expected, DUG may only file a registration statement if requested by STIC. If STIC requests to sell its shares in the IPO, DUG will have to include at least 50% of such shares in the offering.

•
DUG has a call option to purchase the equity-linked securities issued to STIC under certain time and price conditions, but which must be exercised by May 26, 2020, or it expires. On May 15, 2020, DUG exercised the right to call.

•
STIC has
tag-along
rights to sell all or part of its direct and indirect share interest in the Company, including the equity-linked securities, if DUG sells its interest in our common shares to a third party; and STIC has drag- along rights to request DUG to sell its interest in our common shares if STIC wishes to sell its interest in us to any third party under one of the following circumstances: (i) DUG does not exercise its call option; (ii) DUG is in material breach of the Joint Investment Agreement; or (iii) the purpose of the acquisition of
DDI-US
is not likely to be achieved as a result of a reduction in value of
DDI-US.

•
In all scenarios under which a buy out of the Bonds, warrants or shares could occur, DUG, and not DDI, has the associated rights and obligations, and the Joint Investment Agreement does not provide for the relevant instruments to be extinguished. Instead, they can be assigned to DUG in exchange for the appropriate consideration. DDI is not obligated, nor has the right to make any settlements in connection with these buyout scenarios.

•
The Joint Investment Agreement further provides that none of DDI, DUD or
DDI-US
will enter into certain transactions or engage in certain activities without prior written consent from STIC, including, but not limited to issuing new share capital, acquiring or selling material businesses and paying dividends.

The Joint Investment Agreement may be terminated by each party if (i) DUG has repaid or sold all Bonds to a third party; (ii) STIC no longer holds any shares resulting from the exercise of the warrants or conversion of the 2.5% Convertible Bonds; or (iii) DDI has completed the IPO.
Debt arrangements
Short-term borrowings and long-term borrowings with related parties
3.50% Senior Note due 2020
In May 2019, we refinanced our 4.3% Senior Note with a new credit facility (the 3.5% Senior Note) with two new lenders, with an original aggregate principal amount of KRW80 billion (US$74 million), at a lower interest rate of 3.5%. The proceeds from the 3.5% Senior Note, along with KRW20 billion (USD18 million) in additional borrowing from our 4.6% Senior Notes with related party were used to repay amounts outstanding under the 4.3% Senior Note.
The 3.50% Senior Note requires quarterly interest payments at 3.50% of unpaid principal beginning in August 2019. Quarterly principal repayments of KRW20 billion (US$18 million) are required.
The 3.5% Senior Note was paid in full in May 2020.
4.60% Senior Notes due to related party due 2024
The 4.60% Senior Notes due to related party, which collectively total KRW100 billion (US$92 million) at inception, accrue 4.60% interest quarterly on the outstanding principal amount until maturity. Interest and principal are due in full at maturity (May 27, 2024).
Voluntary principal and interest payments were made in June and September 2020. Principal of KRW20 billion (US$18 million) and interest of KRW1.2 billion (US$1.0 million) was paid in June 2020 and principal of KRW30 billion (US$28 million) and interest of KRW3.1 billion (US$2.6 million) was paid in September 2020.
Bonds
2.5% Convertible Bonds
Interest on the 2.5% Convertible Bonds is payable in quarterly cash coupon payments of 0.625% of the outstanding principal. The 2.5% Convertible Bonds have a 5.0%
yield-to-maturity,
which is accrued on the outstanding amount, compounded quarterly, with a portion paid out quarterly through the coupon until the outstanding principal is paid in full at maturity. The 2.5% Convertible Bonds will mature on May 26, 2024, unless earlier redeemed at the option of the holder, beginning May 2022. The maturity of the 2.5% Convertible Bonds is accelerated upon various events of default, including standard credit-risk related events, as well as changes in control, events that have a significant adverse effect on DDI, and others. The default rate of interest is 9%.

The 2.5% Convertible Bonds are convertible into 715,258 common shares at an initial conversion price of KRW293,600, subject to certain standard adjustments for anti-dilution protection (“conversion price adjustment”). The 2.5% Convertible Bonds also contain a provision commonly referred to as “down-round” protection, whereby, in the event of issuance of new debt with the conversion price below the 2.5% Convertible Bonds’ conversion price, or in the event of the sale of new shares at the price below the conversion price, the conversion price will be adjusted based on the magnitude of the dilution to existing shareholders. We believe the likelihood of triggering a conversion price adjustment is remote due to the control exercised by DUG and STIC and the expected operating performance of the Company. Through the conversion dates, no event triggering a conversion price adjustment or the down-round protection had occurred.
At various dates in May and June 2020, STIC, as holder of the 2.5% Convertible Bonds, exercised its right to convert all outstanding bonds into 715,258 common shares. In connection with these transactions, we paid STIC the accrued coupon interest of $0.9 million and the unpaid yield-to-maturity
interest of $4.5 million was forfeited.
The conversion of the 2.5% Convertible Bonds was in accordance with the original terms of the instruments and were not subject to an inducement offer to convert as the terms of the conversion were not modified. As a result, the carrying value of the 2.5% Convertible Bonds, plus the forfeited yield-to-maturity
interest, net of related income tax effects, of KRW 229.7 billion (US$187.1 million, at May 15, 2020) with KRW 7.2 billion (US$5.8 million, at May 15, 2020) recorded to common shares and KRW 222.5 billion (US$181.3 million, at May 15, 2020) was recorded to additional paid-in-capital
with no gain or loss recognized.
2.5%
Non-convertible
bonds and detachable warrants
As discussed further above, in May 2017, we issued aggregate principal amount KRW90 billion (US$83 million) 2.5%
Non-convertible
Bonds due 2024 with detachable warrants to purchase 306,539 common shares at an initial conversion price of KRW293,600 per share, subject to certain standard adjustments for anti- dilution protection (“exercise price adjustment”). The warrants also contain a provision commonly referred to as “down-round” protection, whereby, in the event of issuance of new debt or sale of new shares at a price below the exercise price, the exercise price will be adjusted based on the magnitude of the dilution to existing shareholders. We determined the likelihood of triggering an adjustment to the conversion price was remote due to the control exercised by DUG and STIC and the expected operating performance of the Company. Through the date DUG exercised its call option rights, no event triggering an exercise price adjustment, or the down-round protection occurred.
Interest on the 2.5%
Non-convertible
Bonds is payable in quarterly cash coupon payments of 0.625% of the outstanding principal. The 2.5%
Non-convertible
Bonds have a 5.0%
yield-to-maturity,
which is accrued on the outstanding amount, compounded quarterly, with a potion paid out quarterly through the coupon until the outstanding principal is paid in full at maturity. The 2.5%
Non-convertible
Bonds will mature on May 26, 2024, unless earlier redeemed at the option of the holder beginning May 2022. The 2.5%
Non-convertible
Bonds are accelerated upon various events of default, including standard credit-risk related events, as well as changes in control, events that have a significant adverse effect on DDI, and others. The default rate of interest is 9%.
The warrants may be exercised with cash, by surrendering the 2.5%
Non-convertible
Bonds, or by any combination thereof during the period commencing on May 25, 2018 and ending on April 26, 2024 at the option of the holder. The 2.5%
Non-convertible
Bonds are due with a
30-day
notification by April 26, 2024 unless earlier redeemed under the early redemption clause, which is before May 26, 2022.
On May 15, 2020, DUG exercised its call option right and simultaneously redeemed the 2.5%
Non-convertible
bonds as consideration to exercise the warrants into 306,539 shares of common stock. In connection with this transaction, we paid DUG the 2.5% accrued but unpaid coupon interest of $0.3 million and the unpaid yield-to-maturity
interest of $1.9 million was forfeited and the remaining unaccreted bond discount eliminated. As a result, the carrying value of the 2.5%
Non-convertible
Bonds with warrants, plus the forfeited
yield-to-maturity
interest, net of related income tax effects, of KRW 79.0 billion (US$64.4 million, at May 15, 2020) with KRW 3.1 billion (US$2.5 million, at May 15, 2020) recorded to common shares and KRW 75.9 billion (US$61.9 million, at May 15, 2020) was recorded to additional paid-in-capital
with no gain or loss recognized.
As of December 31, 2020, maturities of short and long-term debt for the years ending December 31 are as follows (in thousands):

	Total	2020	2021	2022	2023	2024
4.60% Senior Notes to related parties due 2024	$45,956	—	—	—	—	$45,956
Total	$45,956	—	—	—	—	$45,956